Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental and Lease Commitments

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of June 30, 2021, are as follows:

Amount
Fiscal year ending December 31:
2021 (excluding the six months ended June 30, 2021)	175,320
2022	350,755
2023	350,986
2024	351,333
2025	351,911
Thereafter	799,084
Total minimum lease payments	$2,379,389

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of December 31, 2020, are as follows:

Amount
Fiscal year ending December 31:
2021	350,640
2022	350,755
2023	350,986
2024	351,333
2025	351,911
Thereafter	799,084
Total minimum lease payments	$2,554,709